SEGMENT INFORMATION (Tables)	5 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT INFORMATION

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Period from May 9, 2025 (inception) through September 30, 2025	For the Period from May 9, 2025 (inception) through May 31, 2025
	(Unaudited)	(Audited)
Formation and operating costs	$(77,340)	$(5,618)